UNITED STATES
                  SECURITIES & EXCHANGE COMMISSION
                       Washington, D.C. 20549





                              Form 13F



                         FORM 13F COVER PAGE










 Report for the Calendar Year or Quarter Ended:   December 31, 2010

 Check here if Amendment           [    ];Amendment Number:

 This amendment (Check only one) : [    ] is a restatement
                                   [    ] adds new holdings entries.






 Institutional Investment Manager Filing this Report:




Name:        Petroleum & Resources Corporation
Address:     7 St. Paul Street, Suite 1140
             Baltimore, MD  21202



 Form 13F File Number:          28-596




 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:          Christine M. Sloan
 Title:         Assistant Treasurer
 Phone:         (410) 752-5900





 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan             Baltimore, MD            February 11, 2011

    [Signature]                     [City, State]                  [Date]



  Report Type (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







                        FORM 13F SUMMARY PAGE




Report Summary:

 Number of Other Included Managers:                 0

 Form 13F Information Table Entry Total:            45

 Form 13F Information Table Value Total:            $733,075 (in thousands)





 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE.


         COLUMN 1                COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER              TITLE     CUSIP        VALUE        SHRS OR   SH/   PUT/   INVSTMT   OTHER    VOTING AUTHORITY
                                 OF CLASS               (x $1000)      PRN AMT   PRN   CALL  DISCRETN MANAGER  SOLE  SHARED NONE
 AGL RESOURCES INC.               COM        001204106    5,270       147,010   SH         SOLE             147,010
 ANADARKO PETROLEUM CORP.         COM        032511107    12,566      165,000   SH         SOLE             165,000
 APACHE CORP.                     COM        037411105    20,865      175,000   SH         SOLE             175,000
 BAKER HUGHES, INC.               COM        057224107    6,403       112,000   SH         SOLE             112,000
 CF INDUSTRIES HOLDINGS,          COM        125269100    1,802       13,334    SH         SOLE              13,334
 CHEVRON CORP.                    COM        166764100    85,775      940,000   SH         SOLE             940,000
 CLIFFS NATURAL RESOURCES         COM        18683K101    11,702      150,000   SH         SOLE             150,000
 CONOCOPHILLIPS                   COM        20825C104    23,835      350,000   SH         SOLE             350,000
 CONSOL ENERGY INC.               COM        20854P109    2,257       46,300    SH         SOLE              46,300
 DEVON ENERGY CORP.               COM        25179M103    8,636       110,000   SH         SOLE             110,000
 DOW CHEMICAL CO.                 COM        260543103    20,484      600,000   SH         SOLE             600,000
 ENERGEN CORP.                    COM        29265N108    9,652       200,000   SH         SOLE             200,000
 EOG RESOURCES INC.               COM        26875P101    10,969      120,000   SH         SOLE             120,000
 EQT CORP.                        COM        26884L109    9,865       220,000   SH         SOLE             220,000
 EXXON MOBIL CORP.                COM        30231G102    96,038     1,313,430  SH         SOLE            1,313,430
 FOREST OIL CORP.                 COM        346091705    4,936       130,000   SH         SOLE             130,000
 FREEPORT-MCMORAN COPPER          COM        35671D857    29,722      247,500   SH         SOLE             247,500
 HALLIBURTON CO.                  COM        406216101    16,332      400,000   SH         SOLE             400,000
 HESS CORP.                       COM        42809H107    19,135      250,000   SH         SOLE             250,000
 INTERNATIONAL COAL GROUP         COM        45928H106    16,009     2,068,283  SH         SOLE            2,068,283
 MASSEY ENERGY CO.                COM        576206106    9,657       180,000   SH         SOLE             180,000
 MDU RESOURCES GROUP, INC.        COM        552690109    7,601       375,000   SH         SOLE             375,000
 NABORS INDUSTRIES, LTD           SHS        G6359F103    12,199      520,000   SH         SOLE             520,000
 NATIONAL FUEL GAS CO. NJ         COM        636180101    13,124      200,000   SH         SOLE             200,000
 NATIONAL OILWELL VARCO           COM        637071101    13,450      200,000   SH         SOLE             200,000
 NEW JERSEY RESOURCES             COM        646025106    12,502      290,000   SH         SOLE             290,000
 NEWFIELD EXPLORATION             COM        651290108    4,327       60,000    SH         SOLE              60,000
 NOBLE CORP.                      SHS        H5833N103    5,902       165,000   SH         SOLE             165,000
 NOBLE ENERGY INC.                COM        655044105    20,659      240,000   SH         SOLE             240,000
 NORTHEAST UTILITIES              COM        664397106    6,376       200,000   SH         SOLE             200,000
 OASIS PETROLEUM, INC.            COM        674215108    5,424       200,000   SH         SOLE             200,000
 OCCIDENTAL PETROLEUM             COM        674599105    38,622      393,700   SH         SOLE             393,700
 PIONEER NATURAL                  COM        723787107    12,155      140,000   SH         SOLE             140,000
 POTASH CORP OF                   COM        73755L107    14,593      94,250    SH         SOLE              94,250
 PRAXAIR, INC.                    COM        74005P104    18,761      196,508   SH         SOLE             196,508
 QEP RESOURCES, INC               COM        74733V100    7,262       200,000   SH         SOLE             200,000
 QUESTAR CORP                     COM        748356102    3,134       180,000   SH         SOLE             180,000
 ROYAL DUTCH SHELL          SPONSORED ADR A  780259206    21,816      326,682   SH         SOLE             326,682
 SCHLUMBERGER LTD                 COM        806857108    39,662      475,000   SH         SOLE             475,000
 SOUTHWESTERN ENERGY              COM        845467109    7,486       200,000   SH         SOLE             200,000
 SPECTRA ENERGY CORP.             COM        847560109    5,218       208,812   SH         SOLE             208,812
 TOTAL S.A.                  SPONSORED ADR   89151E109    1,578       29,500    SH         SOLE              29,500
 TRANSOCEAN LTD.                REG SHS      H8817H100    17,930      257,953   SH         SOLE             257,953
 WEATHERFORD INT'L. LTD           REG        H27013103    10,260      450,000   SH         SOLE             450,000
 WILLIAMS COMPANIES, INC.         COM        969457100    11,124      450,000   SH         SOLE             450,000
                                                         733,075